Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001531193
Registrant Name	First Carolina Financial Services, Inc.
Registration File Number	333-296151
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A